Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2025	Dec. 31, 2024
Common stock par or stated value per share	$ 0.01	$ 0.01
Common stock shares authorized	2,000,000,000	2,000,000,000
Common stock shares issued	923,943	706,500
Common stock shares outstanding	923,943	706,500
Series A Preferred Stock [Member]
Preferred stock shares authorized	200,000,000	200,000,000
Preferred stock par or stated value per share	$ 0.01	$ 0.01
Preferred stock shares issued	600,000	600,000
Preferred stock shares outstanding	600,000	600,000